SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Trade and other payable
Borrowings	$ (89,505,969)	$ (63,721,735)
Amounts payable to related parties	(29,857,866)	(32,701,084)
Parent company
Trade and other payable
Trade payables	(29,107)	(2,210,308)
Consideration payment Semya acquisition	(575,604)	(575,604)
Parents companies and related parties to Parents
Trade and other payable
Loans payables	(12,694,128)	(12,389,521)
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(909,861)	(2,084,088)
Shareholders and other other related parties
Trade and other payable
Trade payables	(2,392,591)	(1,031,710)
Joint ventures
Trade and other payable
Trade payables	$ (13,256,575)	$ (14,409,853)